Net deferred tax position (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Summary of Net Deferred Tax Position
An analysis of the net deferred tax position is set forth below:

(€ million)	2019	2018	2017
Deferred taxes on:
Consolidation adjustments (intragroup margin in inventory)	1,270	1,195	969
Provision for pensions and other employee benefits	1,327	1,166	1,263
Remeasurement of other acquired intangible assets(a)	(2,656)	(3,740)	(1,713)
Recognition of acquired property, plant and equipment at fair value	(33)	(31)	(36)
Equity interests in subsidiaries and investments in other entities(b)	(421)	(437)	(592)
Tax losses available for carry-forward	1,323	1,341	1,059
Stock options and other share-based payments	142	110	88
Accrued expenses and provisions deductible at the time of payment(c)	1,405	1,394	1,342
Other(d)	783	201	306
Net deferred tax asset/(liability)	3,140	1,199	2,686

(a)
Includes the following deferred tax liabilities as of December 31, 2019: €58 million relating to the remeasurement of the other intangible assets of Aventis, €531 million relating to Genzyme, and €1,227 million relating to Bioverativ.

(b)
In some countries, Sanofi is liable for withholding taxes and other tax charges when dividends are distributed. Consequently, Sanofi recognizes a deferred tax liability on the reserves of French and foreign subsidiaries (approximately €47.2 billion) which it regards as likely to be distributed in the foreseeable future. In determining the amount of the deferred tax liability as of December 31, 2019, Sanofi took into account changes in the ownership structure of certain subsidiaries, and the effects of changes in the taxation of dividends in France following the ruling of the Court of Justice of the European Union in the Steria case and the resulting amendments to the 2015 Finance Act.

(c)	Includes deferred tax assets related to restructuring provisions, amounting to €259 million as of December 31, 2019, €218 million as of December 31, 2018, and €212 million as of December 31, 2017.

(d)	The 2019 variation of the line "Other" mainly includes the recognition of a deferred tax assets related to an internal transfer of intangible assets.

Summary of Tax Losses Available for Carry-forward
The table below shows when tax losses available for carry-forward are due to expire:

(€ million)	Tax losses available for carry-forward(a)
2020	8
2021	88
2022	52
2023	29
2024	54
2025 and later	6,170
Total as of December 31, 2019	6,401
Total as of December 31, 2018	6,100
Total as of December 31, 2017	5,164
(a)
Excluding tax loss carry-forwards on asset disposals. Such carry-forwards amounted to €1 million as of December 31, 2019 and 2018, and €7 million as of December 31, 2017.